Cost of sales (Details) - Cost Of Sale [Member] - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Raw material, products for resale, materials and third-party services	[1]	$ (4,950)	$ (2,541)	$ (7,610)	$ (6,979)
Depreciation, depletion and amortization		(2,165)	(2,077)	(4,404)	(4,972)
Production taxes		(2,630)	(961)	(4,984)	(2,807)
Employee compensation		(413)	(485)	(851)	(1,185)
Total		$ (10,158)	$ (6,064)	$ (17,849)	$ (15,943)

[1]	It Includes the effects of the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS, as set out in note 11.